Note 12 - Basic and Diluted Net Loss Per Share (Details Textual) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	1,781,454	753,952
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	921,381	335,214
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	476,741	134,333
Convertible Preferred Stock [Member] | Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		284,405